Accounts Receivable, Net - Schedule of Movement of Allowance for Expected Credit Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Schedule of Movement of Allowance for Expected Credit Loss [Abstract]
At beginning of year	¥ 154		¥ 486	¥ 602
Disposal of a subsidiary	(85)
Addition/(reversal)	137	$ 20	(332)	(116)
At end of year	¥ 206		¥ 154	¥ 486